Stock Option Plans (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of the assumptions employed in the calculation of the fair value of share-based compensation expense

December 31, 2023
Dividend rate	—%
Estimated volatility	91.40%
Risk-free interest rate	4.24%
Expected term - years	6.08

Stock options issued during the years ended June 30, 2024, and 2023, have been valued using a Black-Scholes pricing model with the following assumptions:

	June 30, 2024	June 30, 2023
Dividend rate	—%	—%
Volatility	91.4%	91.4%
Risk-free rate	4.24%	2.67%
Term – years	6.1	6.1

Schedule of below is a summary of stock option activity

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance - June 30, 2023	198	51.71
Granted	89	4.66
Expired	(19)	140.20
Forfeited	(31)	8.26

Balance - December 31, 2023	237	32.92

The following table sets forth changes in stock options outstanding under all plans:

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance – June 30, 2022	176	87.05
Granted	78	8.79
Expired	(56)	102.65

Balance – June 30, 2023	198	51.71
Granted	89	4.66
Expired	(34)	107.69
Forfeited	(31)	8.26

Balance – June 30, 2024	222	30.70

Summary of activity related to RSUs

Number of RSU (in thousands)
Balance - June 30, 2024	2
Vesting of restricted stock units	(2)

Balance - September 30, 2024	—

Number of RSU (in thousands)
Balance - June 30, 2023	78
Issuance of restricted stock units	—
Vesting of restricted stock units	(4)
Forfeiture of restricted stock units	(8)

Balance - December 31, 2023	66

Number of RSU (in thousands)
Balance – June 30, 2022	—
Issuance	78

Balance – June 30, 2023	78
Vested and converted to common shares	(4)
Forfeited	(8)

Balance – June 30, 2024	66

Summary of total stock-based compensation expense

	Three months ended September 30,
	2024 $	2023 $
Research and development	37	69
General and administrative	61	91

	98	160

	Three months ended December 31,		Six months ended December 31,
	2023 $	2022 $	2023 $	2022 $
Research and development	24	134	93	274
General and administrative	141	302	232	680

	165	436	325	954

The Company has recognized the following amounts as stock option expense for the periods noted:

	$		$
	Years ended June 30,
	2024 $		2023 $
Research and development		187		451
General and administrative		420		1,039

		607		1,490

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of the assumptions employed in the calculation of the fair value of share-based compensation expense
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2024	2023
Common stock fair value	$4.76	$3.69
Risk free interest rate	4.10% - 4.35%	4.05% -4.89%
Expected dividend yield	0%	0%
Expected term	6.0 years	4.9 years
Expected stock volatility	100.1%—103.0%	91.9%—99.7%

Schedule of below is a summary of stock option activity
Below is a summary of stock option activity for the year ending December 31, 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at December 31, 2023	2,781,064	$2.97	4.43 years
Options assumed from Kintara upon merger closing	6,345	$1,074.40	6.91 years
Forfeited and cancelled	(249,961)	$3.53
Exercised	(180,689)	$2.66
Granted	4,047,059	$4.76

Outstanding at December 31, 2024	6,403,818	$5.11	7.44 years
Exercisable at December 31, 2024	2,270,626	$5.83	3.30 years

Summary of activity related to RSUs	The table below summarizes activity related to RSUs.

Number of RSU
Restricted stock units assumed from Kintara upon merger closing	114
Vesting of restricted stock units	—

Balance as of December 31, 2024	114

Summary of total stock-based compensation expense
Total stock-based compensation expense was allocated as follows:

	2024	2023
General and administrative	$843,111	$300,986
Research and development	1,115,552	177,904

Total stock-based compensation expense	$1,958,663	$478,890